UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------------------------

Check here if Amendment |_|; Amendment Number:
                                               --------------

This Amendment (Check only one.):    |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      LeVasseur Capital Partners LLC
           ---------------------------------------------------------------------
Address:   610 Newport Center Drive, Suite 450
           ---------------------------------------------------------------------
           Newport Beach, California 92660
           ---------------------------------------------------------------------

           ---------------------------------------------------------------------

Form 13F File Number:  28 -  12208
                             --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carl E. Spangler, Jr.
          ----------------------------------------------------------------------
Title:    Chief Financial Officer
          ----------------------------------------------------------------------
Phone:    (949) 729-1700 x14
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

                                Newport Beach, California          May 9, 2007
-----------------------   ------------------------------------   ---------------
      [Signature]                     [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
                                                               1
                                                   ---------------------------

Form 13F Information Table Entry Total:                        8
                                                   ---------------------------

Form 13F Information Table Value
Total:                                                       80,189
                                                   ---------------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number                Name

     1           28 -  12209                         Gilbert E. LeVasseur, Jr.
------------           -------------------------     ---------------------------
[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
       COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
------------------------ --------------- ----------  ---------- --------------------- ------------ ---------- ----------------------

                                                       VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS  SOLE    SHARED    NONE

ANHEUSER BUSCH COS INC.        COM        035229103     11819    234219    SH             OTHER         1             234219
------------------------------------------------------------------------------------------------------------------------------------


APOLLO GROUP INC.            CL A COM     037604105     12564    286189    SH             OTHER         1             286189
------------------------------------------------------------------------------------------------------------------------------------


CONAGRA FOODS INC.             COM        205887102     11873    476632    SH             OTHER         1             476632
------------------------------------------------------------------------------------------------------------------------------------


DEL MONTE FOODS CO             COM        24522P103     4174     363596    SH             OTHER         1             363596
------------------------------------------------------------------------------------------------------------------------------------


HOME DEPOT INC                 COM        437076102     3814     103814    SH             OTHER         1             103814
------------------------------------------------------------------------------------------------------------------------------------


RENT A CTR INC. NEW            COM        76009N100     13787    492752    SH             OTHER         1             492752
------------------------------------------------------------------------------------------------------------------------------------



SCHOOL SPECIALTY INC           COM        807863105     7776     215348    SH             OTHER         1             215348
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


SPRINT NEXTEL CORP.          COM FON      852061100     14382    758547    SH             OTHER         1             758547
------------------------------------------------------------------------------------------------------------------------------------
